Income Taxes - Components of Income Tax Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current federal income tax expense	$ 0	$ 0	$ 0
Current state income tax expense	0	0	0
Deferred federal income tax expense	12,887	9,761	1,385
Deferred state income tax expense	736	963	314
Total income tax expense	$ 13,623	$ 10,724	$ 1,699